GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 110.6%
Australia – 11.1%
34,848	ANZ Group Holdings Ltd. (Banks)	$ 876,262
65,202	APA Group (Gas Utilities)	449,158
71,686	BHP Group Ltd. (Metals & Mining)	2,593,781
28,587	Coles Group Ltd. (Consumer Staples Distribution & Retail)	433,515
4,110	Commonwealth Bank of Australia (Banks)	481,309
24	CSL Ltd. (Biotechnology)	2,357
32,204	Goodman Group (Industrial REITs)	578,175
125,683	Medibank Pvt Ltd. (Insurance)	380,289
85,124	National Australia Bank Ltd. (Banks)	2,462,267
50,500	Origin Energy Ltd. (Electric Utilities)	434,560
416	Rio Tinto Ltd. (Metals & Mining)	47,263
32,916	Rio Tinto PLC ADR (Metals & Mining)	3,070,734
30,353	Telstra Group Ltd. (Diversified Telecommunication Services)	112,051
82,009	Transurban Group (Transportation Infrastructure)	799,985
5,953	Wesfarmers Ltd. (Broadline Retail)	303,936
42,396	Westpac Banking Corp. (Banks)	1,171,625
67,220	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,595,636

		15,792,903

Austria – 0.9%
18,000	OMV AG (Oil, Gas & Consumable Fuels)	1,316,881

Belgium – 0.8%
13,960	Ageas SA (Insurance)	1,027,637
540	UCB SA (Pharmaceuticals)	162,700

		1,190,337

China – 0.4%
6,895	Prosus NV (Broadline Retail)	319,208
52,000	SITC International Holdings Co. Ltd. (Marine Transportation)	227,683

		546,891

Denmark – 1.2%
6,009	Coloplast AS Class B (Health Care Equipment & Supplies)	409,326
6,220	Danske Bank AS (Banks)	306,537
26,827	Novo Nordisk AS Class B (Pharmaceuticals)	981,720
2,108	Tryg AS (Insurance)	50,245

		1,747,828

Finland – 2.3%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	450,297
7,878	Kone OYJ Class B (Machinery)	502,937
28,499	Metso OYJ (Machinery)	493,896
77,713	Nordea Bank Abp (Banks)	1,333,005
5,423	Orion OYJ Class B (Pharmaceuticals)	438,322

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
3	Stora Enso OYJ Class R (Paper & Forest Products)	$ 35

		3,218,492

France – 11.4%
554	Airbus SE (Aerospace & Defense)	104,746
14,223	Amundi SA(a) (Capital Markets)	1,222,293
36,191	AXA SA (Insurance)	1,663,032
17,244	BNP Paribas SA (Banks)	1,642,726
21,873	Bouygues SA (Construction & Engineering)	1,267,687
1,218	Capgemini SE (IT Services)	143,722
56,944	Credit Agricole SA (Banks)	1,062,822
12,806	Danone SA (Food Products)	1,023,291
1,065	Dassault Systemes SE (Software)	21,560
64,497	Engie SA (Multi-Utilities)	2,078,573
4,124	FDJ UNITED (Hotels, Restaurants & Leisure)	121,365
18,051	Getlink SE (Transportation Infrastructure)	389,520
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	227,322
1,669	L’Oreal SA (Personal Products)	681,437
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,911,633
4,048	Orange SA (Diversified Telecommunication Services)	82,996
10,383	Orange SA ADR (Diversified Telecommunication Services)	212,540
3,671	Pernod Ricard SA (Beverages)	272,983
748	Publicis Groupe SA (Media)	61,912
2,275	Rexel SA (Trading Companies & Distributors)	90,149
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	106,730
1,904	TotalEnergies SE (Oil, Gas & Consumable Fuels)	174,738
5,873	TotalEnergies SE ADR (Oil, Gas & Consumable Fuels)	534,326
1,660	Unibail-Rodamco-Westfield* (Retail REITs)	183,140
6,333	Vinci SA (Construction & Engineering)	950,578

		16,231,821

Germany – 7.8%
1,665	Allianz SE (Insurance)	703,160
22,436	BASF SE (Chemicals)	1,381,842
811	CTS Eventim AG & Co. KGaA (Entertainment)	47,501
13,085	Daimler Truck Holding AG (Machinery)	644,381
14,740	Deutsche Post AG (Air Freight & Logistics)	776,900

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
35,667	Evonik Industries AG (Chemicals)	$ 699,882
1,241	Heidelberg Materials AG (Construction Materials)	261,896
589	Hensoldt AG (Aerospace & Defense)	52,274
9,400	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	426,442
1,337	Knorr-Bremse AG (Machinery)	152,755
567	MTU Aero Engines AG (Aerospace & Defense)	206,852
1,425	Nemetschek SE (Software)	106,675
39	Rational AG (Machinery)	28,612
544	Rheinmetall AG (Aerospace & Defense)	917,612
9,299	SAP SE (Software)	1,585,317
7,615	Siemens AG (Industrial Conglomerates)	1,855,274
6,366	Siemens Energy AG (Electrical Equipment)	1,097,813
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	209,917

		11,155,105

Hong Kong – 1.6%
74,600	AIA Group Ltd. (Insurance)	828,905
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	70,321
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	89
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	610,219
58,000	MTR Corp. Ltd. (Ground Transportation)	237,682
28,444	Sino Land Co. Ltd. (Real Estate Management & Development)	41,680
5,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	91,580
24,000	Techtronic Industries Co. Ltd. (Machinery)	318,725

		2,199,201

Indonesia – 0.0%
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	21,565

Israel – 0.4%
13,593	Bank Hapoalim BM (Banks)	319,232
96	CyberArk Software Ltd.* (Software)	4,320
6,559	ICL Group Ltd. (Chemicals)	33,852
2,785	Mizrahi Tefahot Bank Ltd. (Banks)	203,518
1,400	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	42,168

		603,090

Shares	Description	Value

Common Stocks – (continued)
Italy – 4.2%
274	Amplifon SpA (Health Care Providers & Services)	$ 3,023
10,951	Banco BPM SpA (Banks)	152,334
41,885	BPER Banca SpA (Banks)	548,912
146,400	Enel SpA (Electric Utilities)	1,600,566
371,650	Intesa Sanpaolo SpA (Banks)	2,247,696
1,343	Leonardo SpA (Aerospace & Defense)	91,350
19,999	Mediobanca Banca di Credito Finanziario SpA (Banks)	389,151
5,063	Moncler SpA (Textiles, Apparel & Luxury Goods)	304,836
2,666	Prysmian SpA (Electrical Equipment)	314,831
4,530	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	259,381

		5,912,080

Japan – 25.0%
5,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	745,236
16,600	Asahi Kasei Corp. (Chemicals)	162,422
9,500	Asics Corp. (Textiles, Apparel & Luxury Goods)	255,408
66,300	Astellas Pharma, Inc. (Pharmaceuticals)	1,080,810
3,300	Bandai Namco Holdings, Inc. (Leisure Products)	81,412
40,400	Bridgestone Corp. (Automobile Components)	841,865
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	876,816
5,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	297,802
6,000	Dai-ichi Life Holdings, Inc. (Insurance)	55,332
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	220,055
8,500	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	199,190
109,200	Daiwa Securities Group, Inc. (Capital Markets)	1,034,712
2,800	Denso Corp. (Automobile Components)	35,107
1,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	489,100
2,800	Eisai Co. Ltd. (Pharmaceuticals)	87,659
12,000	FANUC Corp. (Machinery)	418,283
1,000	Fast Retailing Co. Ltd. (Specialty Retail)	395,106
46,800	Fujikura Ltd. (Electrical Equipment)	1,287,095
700	Hikari Tsushin, Inc. (Industrial Conglomerates)	178,088
28,000	Hitachi Ltd. (Industrial Conglomerates)	821,394
4,200	Honda Motor Co. Ltd. (Automobiles)	33,993

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
500	Hoya Corp. (Health Care Equipment & Supplies)	$ 86,680
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	254,384
81,500	ITOCHU Corp. (Trading Companies & Distributors)	1,036,719
43,800	Japan Post Insurance Co. Ltd. (Insurance)	441,749
14,000	Japan Tobacco, Inc. (Tobacco)	537,094
12,400	Kajima Corp. (Construction & Engineering)	473,043
1,700	Kao Corp. (Personal Products)	66,177
200	Keyence Corp. (Electronic Equipment, Instruments & Components)	71,181
22,500	Kirin Holdings Co. Ltd. (Beverages)	357,889
12,500	Komatsu Ltd. (Machinery)	497,757
200	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	44,515
4,300	M3, Inc. (Health Care Technology)	44,137
37,000	Marubeni Corp. (Trading Companies & Distributors)	1,353,532
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	1,053,193
1,900	Mitsubishi Electric Corp. (Electrical Equipment)	62,143
13,800	Mitsubishi HC Capital, Inc. (Financial Services)	123,828
32,700	Mitsubishi Heavy Industries Ltd. (Machinery)	898,487
92,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,564,694
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	935,394
100	Mitsui OSK Lines Ltd. (Marine Transportation)	4,156
18,100	Mizuho Financial Group, Inc. (Banks)	732,756
9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	234,860
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	464,450
8,100	Nintendo Co. Ltd. (Entertainment)	462,394
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,271
6,200	Nippon Yusen KK (Marine Transportation)	227,755
5,400	Nitto Denko Corp. (Chemicals)	108,023
5,200	Nomura Research Institute Ltd. (IT Services)	142,312
40,700	Obayashi Corp. (Construction & Engineering)	985,773
3,200	Obic Co. Ltd. (IT Services)	77,669
200	Olympus Corp. (Health Care Equipment & Supplies)	1,905
4,000	Otsuka Corp. (IT Services)	76,579

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
9,900	Recruit Holdings Co. Ltd. (Professional Services)	$ 431,342
14,800	Resona Holdings, Inc. (Banks)	168,835
36,500	Sekisui House Ltd. (Household Durables)	817,858
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	64,558
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	33,538
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	87,923
16,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	667,788
1,161,200	SoftBank Corp. (Wireless Telecommunication Services)	1,553,828
10,300	SoftBank Group Corp. (Wireless Telecommunication Services)	250,802
5,100	Sompo Holdings, Inc. (Insurance)	198,534
30,500	Sony Financial Group, Inc. (Financial Services)	27,940
30,500	Sony Group Corp. (Household Durables)	635,703
11,800	Sumitomo Corp. (Trading Companies & Distributors)	441,545
5,000	Sumitomo Electric Industries Ltd. (Automobile Components)	284,100
32,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,081,762
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,517,308
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	194,854
13,000	Tokio Marine Holdings, Inc. (Insurance)	610,232
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,316,790
300	Tokyo Gas Co. Ltd. (Gas Utilities)	14,129
93,900	Toyota Motor Corp. (Automobiles)	1,951,931
22,500	ZOZO, Inc. (Specialty Retail)	157,566

		35,533,250

Macau – 0.2%
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	244,074
8,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	17,051

		261,125

Netherlands – 4.7%
1	Akzo Nobel NV (Chemicals)	57
450	Argenx SE* (Biotechnology)	326,583

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
467	ASM International NV (Semiconductors & Semiconductor Equipment)	$ 353,964
3,046	ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,050,437
10,888	ASR Nederland NV (Insurance)	749,604
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	217,835
42	Heineken NV (Beverages)	3,230
53,861	Koninklijke KPN NV (Diversified Telecommunication Services)	300,201
7,345	Koninklijke Philips NV (Health Care Equipment & Supplies)	200,902
4,789	Magnum Ice Cream Co. NV(b)* (Food Products)	70,958
4,249	NN Group NV (Insurance)	331,829
5,766	Universal Music Group NV (Entertainment)	111,923

		6,717,523

New Zealand – 0.2%
5,287	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	114,641
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	116,728

		231,369

Norway – 0.7%
58	Gjensidige Forsikring ASA (Insurance)	1,517
3,774	Kongsberg Gruppen ASA (Aerospace & Defense)	160,873
416	Salmar ASA (Food Products)	24,274
45,454	Telenor ASA (Diversified Telecommunication Services)	799,432

		986,096

Portugal – 0.2%
26,970	EDP SA (Electric Utilities)	142,717
7,432	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	178,202
742	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	17,742

		338,661

Russia*(c) – 0.0%
74,513	Evraz PLC (Metals & Mining)	—

Singapore – 1.7%
22,099	DBS Group Holdings Ltd. (Banks)	983,408
6,600	Keppel Ltd. (Industrial Conglomerates)	60,801
2,274	Sea Ltd. ADR* (Broadline Retail)	188,310
1,100	Singapore Exchange Ltd. (Capital Markets)	16,781

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
96,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	$ 821,564
100,300	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	385,379

		2,456,243

South Africa – 0.0%
1	Anglo American PLC (Metals & Mining)	43
102	Valterra Platinum Ltd. (Metals & Mining)	8,381

		8,424

Spain – 3.5%
36,230	Aena SME SA(a) (Transportation Infrastructure)	1,068,687
1,047	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	59,868
101,952	CaixaBank SA (Banks)	1,222,165
6,904	Endesa SA (Electric Utilities)	287,918
31,953	Iberdrola SA (Electric Utilities)	731,537
12,096	Industria de Diseno Textil SA (Specialty Retail)	704,094
9,652	Redeia Corp. SA (Electric Utilities)	163,604
10,540	Repsol SA (Oil, Gas & Consumable Fuels)	296,685
92,400	Telefonica SA (Diversified Telecommunication Services)	404,299

		4,938,857

Sweden – 3.2%
7,042	Atlas Copco AB Class A (Machinery)	124,269
40,761	Atlas Copco AB Class B (Machinery)	637,187
1,549	EQT AB (Capital Markets)	48,062
18,328	H & M Hennes & Mauritz AB Class B (Specialty Retail)	342,896
4,836	Securitas AB Class B (Commercial Services & Supplies)	80,993
7,383	SKF AB Class B (Machinery)	177,974
35,604	Swedbank AB Class A (Banks)	1,213,509
26,849	Tele2 AB Class B (Wireless Telecommunication Services)	555,706
37,960	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	432,753
177,809	Telia Co. AB (Diversified Telecommunication Services)	910,963

		4,524,312

Switzerland – 4.0%
9,644	ABB Ltd. (Electrical Equipment)	784,133
5,238	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	924,853
299	Geberit AG (Building Products)	201,834

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
468	Partners Group Holding AG (Capital Markets)	$ 504,429
10,717	SGS SA (Professional Services)	1,129,454
5,513	SIG Group AG (Containers & Packaging)	82,642
376	Sonova Holding AG (Health Care Equipment & Supplies)	85,733
1,075	Straumann Holding AG (Health Care Equipment & Supplies)	112,470
1,651	UBS Group AG (Capital Markets)	64,378
662	VAT Group AG(a) (Machinery)	412,983
2,007	Zurich Insurance Group AG (Insurance)	1,418,585

		5,721,494

United Kingdom – 12.5%
8,739	AstraZeneca PLC ADR (Pharmaceuticals)	1,723,506
38,835	BAE Systems PLC (Aerospace & Defense)	1,138,584
11,966	Barratt Redrow PLC (Household Durables)	41,619
15,806	British American Tobacco PLC (Tobacco)	917,677
4,415	Coca-Cola Europacific Partners PLC (Beverages)	400,308
7,932	Compass Group PLC (Hotels, Restaurants & Leisure)	221,310
13,945	Diageo PLC (Beverages)	259,338
88,128	HSBC Holdings PLC (Banks)	1,447,290
32,780	HSBC Holdings PLC ADR(b) (Banks)	2,704,022
9,096	Imperial Brands PLC (Tobacco)	368,823
19,977	Kingfisher PLC (Specialty Retail)	75,959
379,782	M&G PLC (Financial Services)	1,379,532
48,661	National Grid PLC (Multi-Utilities)	821,402
3,635	Reckitt Benckiser Group PLC (Household Products)	244,419
17,073	RELX PLC (Professional Services)	559,352
1,647	Rentokil Initial PLC ADR (Commercial Services & Supplies)	51,848
6,703	Rolls-Royce Holdings PLC (Aerospace & Defense)	101,835
15,392	Segro PLC (Industrial REITs)	131,949
28,341	SSE PLC (Electric Utilities)	979,708
182,492	Standard Life PLC (Insurance)	1,652,741
10,345	Unilever PLC ADR (Personal Products)	589,355
10,944	Unilever PLC (Personal Products)	617,894
85,247	Vodafone Group PLC ADR (Wireless Telecommunication Services)	1,280,410
8,707	WPP PLC (Media)	27,231

		17,736,112

United States – 12.6%
926	Amrize Ltd.* (Construction Materials)	51,325

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
337	AP Moller - Maersk AS Class B (Marine Transportation)	$ 841,785
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	128,451
7,315	Experian PLC (Professional Services)	253,059
31,029	GSK PLC ADR (Pharmaceuticals)	1,712,490
10,445	Holcim AG (Construction Materials)	863,404
21,848	Nestle SA (Food Products)	2,143,092
15,605	Novartis AG (Pharmaceuticals)	2,395,279
211	Palo Alto Networks, Inc.* (Software)	33,828
6,956	Qiagen NV (Life Sciences Tools & Services)	281,786
6,564	Roche Holding AG (Pharmaceuticals)	2,619,632
10,227	Sanofi SA (Pharmaceuticals)	987,619
3,834	Schneider Electric SE (Electrical Equipment)	1,044,311
68,526	Shell PLC (Oil, Gas & Consumable Fuels)	3,175,782
1,155	Spotify Technology SA* (Entertainment)	560,071
1,429	Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	91,158
3,980	Swiss Re AG (Insurance)	668,549

		17,851,621

TOTAL COMMON STOCKS (Cost $94,440,308)		$157,241,281

Shares	Dividend Rate	Value

Preferred Stocks – 0.9%
Germany – 0.9%
Bayerische Motoren Werke AG (Automobiles)
9,829	5.521%	$ 904,781
Porsche Automobil Holding SE (Automobiles)
6,063	6.102	222,010
Sartorius AG (Life Sciences Tools & Services)
423	0.348	105,842

TOTAL PREFERRED STOCKS (Cost $1,008,374)		$ 1,232,633

Investment Company(d) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
782,929	3.553%	$ 782,929
(Cost $782,929)

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
823,250	3.553%	$ 823,250
(Cost $ 823,250)

TOTAL INVESTMENTS – 112.6% (Cost $ 97,054,861)		$160,080,093

OTHER ASSETS IN EXCESS OF LIABILITIES – (12.6)%		(17,886,173)

NET ASSETS – 100.0%		$142,193,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF MARCH 31, 2026
Sector	% of Total Market Value
Financials	25.4%
Industrials	20.4
Health Care	10.4
Consumer Discretionary	7.9
Information Technology	7.5
Materials	6.3
Consumer Staples	6.0
Communication Services	5.1
Utilities	4.9
Energy	4.8
Real Estate	0.8
Investment Company	0.5
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	14	06/19/26	$889,195	$(14,263)
FTSE 100 Index	2	06/19/26	269,988	275
MSCI SING Index	1	04/29/26	33,958	198
SPI 200 Index	1	06/18/26	146,839	(640)
TOPIX Futures	2	06/11/26	441,574	(13,362)

TOTAL FUTURES CONTRACTS				$(27,792)

WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following written options contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	5,650.000	06/19/2026	(383)	EUR	(216,395,000)	$(751,689)	$(858,882)	$107,193
FTSE 100 Index	GBP	10,200.000	06/19/2026	(56)	GBP	(57,120,000)	(262,020)	(206,267)	(55,753)
Nikkei 225 Index	JPY	55,750.000	06/12/2026	(33)	JPY	(183,975,000)	(257,837)	(463,622)	205,785

Total written option contracts				(472)			$(1,271,546)	$(1,528,771)	$257,225

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SpA	— Stand-by Purchase Agreement

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 2.1%
78,300	General Electric Co.	$ 22,219,191
124,677	RTX Corp.	24,050,193
24,405	TransDigm Group, Inc.	28,284,419

		74,553,803

Air Freight & Logistics – 0.8%
275,336	United Parcel Service, Inc. Class B	27,087,556

Automobiles* – 2.0%
187,246	Tesla, Inc.	69,608,700

Banks – 4.0%
259,350	Bank of America Corp.	12,643,312
171,687	JPMorgan Chase & Co.	50,503,448
1,092,000	KeyCorp	21,894,600
87,800	PNC Financial Services Group, Inc.	18,270,302
369,626	U.S. Bancorp	19,224,248
212,160	Wells Fargo & Co.	16,890,058

		139,425,968

Beverages – 1.3%
342,149	Coca-Cola Co.	26,020,432
127,805	PepsiCo, Inc.	19,846,838

		45,867,270

Biotechnology – 2.0%
164,588	AbbVie, Inc.	35,796,244
44,297	Amgen, Inc.	15,585,900
126,600	Gilead Sciences, Inc.	17,644,242
3,600	Mirati Therapeutics, Inc.*(a)	2,520

		69,028,906

Broadline Retail* – 3.7%
623,006	Amazon.com, Inc.	129,753,460

Building Products – 0.0%
1,800	Advanced Drainage Systems, Inc.	246,834

Capital Markets – 3.3%
118,824	ARES Management Corp. Class A	12,963,699
13,300	Blackrock, Inc.	12,790,743
193,004	Blackstone, Inc.	22,193,530
83,600	Blue Owl Capital, Inc.(b)	763,268
23,400	Carlyle Group, Inc.	1,132,326
4,700	Evercore, Inc. Class A	1,402,997
823,200	Franklin Resources, Inc.	19,443,984
91,100	Janus Henderson Group PLC	4,679,807
44,700	Jefferies Financial Group, Inc.	1,844,769
153,027	Morgan Stanley	25,183,653
166,259	T. Rowe Price Group, Inc.	14,986,586

		117,385,362

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 0.0%
21,250	Solstice Advanced Materials, Inc.	$ 1,618,400

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	98,370

Communications Equipment – 1.0%
468,974	Cisco Systems, Inc.	36,387,693

Construction & Engineering – 0.1%
12,625	Everus Construction Group, Inc.*	1,490,507
1,200	Valmont Industries, Inc.	479,484

		1,969,991

Consumer Finance – 0.5%
52,000	American Express Co.	15,728,960
5,600	OneMain Holdings, Inc.	299,544
17,600	SLM Corp.	376,816
18,700	SoFi Technologies, Inc.*	296,956

		16,702,276

Consumer Staples Distribution & Retail – 1.7%
16,245	Costco Wholesale Corp.	16,187,005
94,999	Target Corp.	11,513,879
268,980	Walmart, Inc.	33,428,835

		61,129,719

Containers & Packaging – 1.1%
423,719	Amcor PLC	16,842,830
497,976	International Paper Co.	17,777,743
44,400	Sonoco Products Co.	2,401,596

		37,022,169

Diversified Consumer Services – 0.0%
13,611	ADT, Inc.	89,424
24,800	H&R Block, Inc.	787,152

		876,576

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	482,516

Diversified Telecommunication Services – 1.9%
664,830	AT&T, Inc.	19,273,422
246,400	Comcast Corp. Class A	7,074,144
792,618	Verizon Communications, Inc.	39,789,423

		66,136,989

Electric Utilities – 2.4%
210,038	Duke Energy Corp.	27,502,376
371,490	Eversource Energy	25,736,827
460,785	FirstEnergy Corp.	23,343,368
193,000	OGE Energy Corp.	9,256,280

		85,838,851

Electrical Equipment – 1.3%
68,111	Eaton Corp. PLC	24,361,261

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
25,200	GE Vernova, Inc.	$ 21,997,080

		46,358,341

Electronic Equipment, Instruments & Components – 1.0%
238,020	Amphenol Corp. Class A	30,073,827
69,300	Avnet, Inc.	4,270,266

		34,344,093

Entertainment* – 0.8%
283,590	Netflix, Inc.	27,267,179
10,758	ROBLOX Corp. Class A	608,472
3,980	Roku, Inc.	376,588

		28,252,239

Financial Services – 2.7%
17,776	Affirm Holdings, Inc.*	814,496
67,552	Berkshire Hathaway, Inc. Class B*	32,370,919
110,700	Corebridge Financial, Inc.	2,641,302
137,600	Equitable Holdings, Inc.	5,106,336
43,518	Mastercard, Inc. Class A	21,744,204
3,800	Shift4 Payments, Inc. Class A*(b)	166,174
96,439	Visa, Inc. Class A	29,147,723
426,993	Western Union Co.	3,727,649

		95,718,803

Food Products – 0.7%
1,135,881	Kraft Heinz Co.	25,545,964

Gas Utilities – 0.0%
50,500	MDU Resources Group, Inc.	1,046,360

Ground Transportation – 0.6%
100	Avis Budget Group, Inc.*	14,585
16,500	Ryder System, Inc.	3,377,715
70,280	Union Pacific Corp.	17,051,334

		20,443,634

Health Care Equipment & Supplies – 2.1%
177,340	Abbott Laboratories	18,207,498
30,086	Intuitive Surgical, Inc.*	13,869,345
323,253	Medtronic PLC	28,009,872
3,741	Penumbra, Inc.*	1,228,432
34,640	Stryker Corp.	11,382,358

		72,697,505

Health Care Providers & Services – 1.1%
255,635	CVS Health Corp.	18,359,706
77,409	UnitedHealth Group, Inc.	20,946,101

		39,305,807

Health Care REITs – 1.0%
6,800	Healthcare Realty Trust, Inc.	115,532
5	Omega Healthcare Investors, Inc.	219

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – (continued)
168,512	Welltower, Inc.	$ 33,316,508

		33,432,259

Hotels, Restaurants & Leisure – 2.0%
32,250	Aramark	1,307,415
2,978	Booking Holdings, Inc.	12,538,333
72,561	Darden Restaurants, Inc.	14,224,858
18,300	DraftKings, Inc. Class A*	395,646
81,400	McDonald’s Corp.	25,298,306
165,706	Starbucks Corp.	14,845,601
8,000	Travel & Leisure Co.	553,520

		69,163,679

Household Durables – 0.0%
12,600	Somnigroup International, Inc.	931,392
200	TopBuild Corp.*	70,260

		1,001,652

Household Products – 0.9%
120,610	Kimberly-Clark Corp.	11,635,247
127,299	Procter & Gamble Co.	18,387,067
26,100	Reynolds Consumer Products, Inc.	552,798

		30,575,112

Industrial Conglomerates – 0.6%
85,000	Honeywell International, Inc.	19,212,550

Industrial REITs – 0.4%
9,200	First Industrial Realty Trust, Inc.	532,220
107,160	Prologis, Inc.	14,164,409
23	Rexford Industrial Realty, Inc.	753

		14,697,382

Insurance – 1.6%
10,300	American Financial Group, Inc.	1,315,413
8,800	Axis Capital Holdings Ltd.	892,408
32,300	CNA Financial Corp.	1,483,216
118,282	Fidelity National Financial, Inc.	5,485,919
42,600	First American Financial Corp.	2,568,354
3,300	Hanover Insurance Group, Inc.	572,055
381,341	Old Republic International Corp.	15,215,506
296,338	Prudential Financial, Inc.	28,949,259

		56,482,130

Interactive Media & Services – 7.9%
117,930	Alphabet, Inc. Class C	33,829,400
571,132	Alphabet, Inc. Class A	164,234,718
138,739	Meta Platforms, Inc. Class A	79,376,744

		277,440,862

IT Services – 1.0%
57,439	Accenture PLC Class A	11,389,579
13,500	Amdocs Ltd.	881,010

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
11,128	Cloudflare, Inc. Class A*	$ 2,296,151
89,635	International Business Machines Corp.	21,726,628
1	Okta, Inc.*	79

		36,293,447

Leisure Products – 0.0%
9,300	Brunswick Corp.	676,668

Life Sciences Tools & Services – 0.1%
8,900	Bruker Corp.	321,468
11,505	Repligen Corp.*	1,355,519

		1,676,987

Machinery – 1.5%
53,040	Caterpillar, Inc.	37,576,718
7,000	Flowserve Corp.	514,570
1,600	Lincoln Electric Holdings, Inc.	398,528
189,480	Stanley Black & Decker, Inc.	13,464,449

		51,954,265

Multi-Utilities – 0.7%
387,652	Dominion Energy, Inc.	23,964,647

Oil, Gas & Consumable Fuels – 4.5%
222,540	Chevron Corp.	46,043,526
5,200	DT Midstream, Inc.	700,284
385,831	Exxon Mobil Corp.	65,460,087
664,351	Kinder Morgan, Inc.	22,275,689
240,900	ONEOK, Inc.	21,774,951

		156,254,537

Personal Products – 0.3%
652,667	Kenvue, Inc.	11,251,979

Pharmaceuticals – 4.4%
260,747	Bristol-Myers Squibb Co.	15,814,306
49,655	Eli Lilly & Co.	45,671,179
187,033	Johnson & Johnson	45,718,346
124,520	Merck & Co., Inc.	14,978,511
1,129,758	Pfizer, Inc.	31,723,605

		153,905,947

Professional Services – 1.0%
61,337	Automatic Data Processing, Inc.	12,462,452
20,933	Booz Allen Hamilton Holding Corp.	1,633,402
22,600	ManpowerGroup, Inc.	665,796
225,000	Paychex, Inc.	20,727,000

		35,488,650

Residential REITs – 0.0%
35,544	American Homes 4 Rent Class A	992,389
1,193	Sun Communities, Inc.	150,270

		1,142,659

Shares	Description	Value

Common Stocks – (continued)
Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	$ 411,840
8,300	NNN REIT, Inc.	348,849

		760,689

Semiconductors & Semiconductor Equipment – 15.0%
118,075	Advanced Micro Devices, Inc.*	24,019,997
55,999	Analog Devices, Inc.	17,815,522
55,500	Applied Materials, Inc.	18,969,345
308,172	Broadcom, Inc.	95,382,316
332,040	Intel Corp.*	14,652,925
159,095	Lam Research Corp.	33,992,238
1,759	Marvell Technology, Inc.	174,229
97,795	Micron Technology, Inc.	33,039,063
1,515,823	NVIDIA Corp.	264,359,531
49,647	QUALCOMM, Inc.	6,393,540
93,291	Texas Instruments, Inc.	18,111,515

		526,910,221

Software – 7.8%
22,800	AppLovin Corp. Class A*	9,074,400
3,245	Atlassian Corp. Class A*	221,471
29,760	Crowdstrike Holdings, Inc. Class A	11,618,601
4,320	Elastic NV*	215,957
4,929	HubSpot, Inc.*	1,203,169
23,676	Intuit, Inc.	10,237,029
468,803	Microsoft Corp.	173,536,806
124,098	Oracle Corp.	18,256,057
174,335	Palantir Technologies, Inc. Class A*	25,501,724
64,440	Salesforce, Inc.	12,029,015
92,950	ServiceNow, Inc.*	9,717,922
21,755	Unity Software, Inc.*	477,305
6,989	Zscaler, Inc.*	980,487

		273,069,943

Specialized REITs – 0.4%
17,100	CubeSmart	626,715
11,891	Equinix, Inc.	11,656,034
20,849	Gaming & Leisure Properties, Inc.	925,070

		13,207,819

Specialty Retail – 2.2%
216,200	Best Buy Co., Inc.	13,880,040
18,100	Dick’s Sporting Goods, Inc.	3,589,049
13,400	Gap, Inc.	324,280
97,997	Home Depot, Inc.	32,230,233
9,000	Penske Automotive Group, Inc.	1,345,680
160,040	TJX Cos., Inc.	25,558,388
1,400	Wayfair, Inc. Class A*	105,294

		77,032,964

Technology Hardware, Storage & Peripherals – 6.9%
950,969	Apple, Inc.	241,346,423

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 0.8%
408,166	Altria Group, Inc.	$ 26,934,874

Trading Companies & Distributors – 0.3%
78,500	MSC Industrial Direct Co., Inc. Class A	7,243,195
10,499	Watsco, Inc.	3,819,431

		11,062,626

TOTAL COMMON STOCKS (Cost $2,226,867,676)		$3,489,875,126

Shares	Dividend Rate	Value

Investment Company(c) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,622,241	3.553%	$ 10,622,241
(Cost $10,622,241)

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
898,620	3.553%	$ 898,620
(Cost $ 898,620)

TOTAL INVESTMENTS – 99.8% (Cost $ 2,238,388,537)		$3,501,395,987

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		7,305,433

NET ASSETS – 100.0%		$3,508,701,420

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	89	06/18/26	$29,239,838	$(899,964)

WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,665.00	06/30/2026	(568)	$(378,572,000)	$(11,893,920)	$(11,926,864)	$32,944
S&P 500 Index	6,990.00	05/29/2026	(723)	(505,377,000)	(2,288,295)	(13,122,450)	10,834,155

Total written option contracts			(1,291)	(883,949,000)	$(14,182,215)	$(25,049,314)	$10,867,099

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$8,424	$—
Asia	834,921	40,782,124	4,320
Australia and Oceania	3,070,734	12,953,538	—
Europe	9,958,702	71,776,897	—
North America	2,434,840	15,416,781	—
Preferred Stocks	—	1,232,633	—
Securities Lending Reinvestment Vehicle	823,250	—	—
Investment Company	782,929	—	—

Total	$17,905,376	$142,170,397	$4,320

Derivative Type

Assets(b)
Futures Contracts	$473	$—	$—

Liabilities
Futures Contracts(b)	$(28,265)	$—	$—
Written Option Contracts	(1,271,546)	—	—

Total	$(1,299,811)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$3,489,872,606	$—	$2,520
Securities Lending Reinvestment Vehicle	898,620	—	—
Investment Company	10,622,241	—	—

Total	$3,501,393,467	$—	$2,520

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. EQUITY DIVIDEND AND PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(b)	$(899,964)	$—	$—
Written Option Contracts	(14,182,215)	—	—

Total	$(15,082,179)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.